Interest in Other Entities (Details) - Schedule of statement of comprehensive income - Eventer [Member] - ScoutCam Inc. [Member] $ in Thousands	3 Months Ended
Dec. 31, 2020 USD ($) [1]
Interest in Other Entities (Details) - Schedule of statement of comprehensive income [Line Items]
Revenues	$ 40
Loss for the period	(490)
Net loss attributable to the NCI	$ (202)

[1]	translated at average exchange rates for the period